INCOME TAXES - Schedule of Income Tax Expense / (Recover) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 228	$ 0
Deferred income tax recovery	(8,020)	(11,833)
Income tax recovery	(7,792)	(11,833)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income taxes	(72,988)	(91,030)
Canadian federal and provincial income tax rates	(19,707)	(24,578)
Permanent differences	(3,888)	873
Impact of foreign tax rates	4,106	3,494
Other foreign exchange differences	(1,033)	(3,028)
Prior year's adjustments relating to tax provision and tax returns	438	727
Change in unrecognized deferred taxes	13,632	10,829
Other	(1,340)	(150)
Income tax recovery	$ (7,792)	$ (11,833)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Canadian federal and provincial income tax rates	27.00%	34.00%
Permanent differences	5.00%	(1.00%)
Impact of foreign tax rates	(6.00%)	(5.00%)
Other foreign exchange differences	1.00%	4.00%
Prior year's adjustments relating to tax provision and tax returns	(1.00%)	(1.00%)
Change in unrecognized deferred taxes	(19.00%)	(15.00%)
Other	2.00%	0.00%
Income tax recovery	11.00%	16.00%